Columbia Ultra Short Duration Municipal Bond Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 1.8%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	3.000%	550,000	550,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.000%	700,000	700,000
Total			1,250,000
Total Floating Rate Notes (Cost $1,250,000)			1,250,000

Municipal Bonds 82.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 2.2%
Chandler Industrial Development Authority(c)
Revenue Bonds
Intel Corp. Project
Series 2022 (Mandatory Put 09/01/27)
09/01/2052	5.000%	1,000,000	1,018,677
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Series 2017A
07/01/2026	5.000%	500,000	508,211
Total			1,526,888
California 2.5%
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2021 (Mandatory Put 07/01/25)
07/01/2051	4.150%	750,000	750,184
William S Hart Union High School District(d)
Unlimited General Obligation Bonds
2001 Election
Series 2005B (AGM)
09/01/2026	0.000%	1,000,000	962,770
Total			1,712,954
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 5.2%
Adams & Arapahoe Joint School District 28J Aurora(e)
Unlimited General Obligation Bonds
Series 2025
12/01/2026	5.500%	1,000,000	1,037,418
City & County of Denver Airport System(c)
Revenue Bonds
Subordinated Series 2023
11/15/2027	5.000%	1,000,000	1,035,850
Denver City & County School District No. 1
Unlimited General Obligation Refunding Bonds
Series 2025B
12/01/2027	5.000%	1,000,000	1,053,402
E-470 Public Highway Authority(f)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 09/01/26)
0.7 x SOFR + 0.750% 09/01/2039	3.651%	500,000	495,539
Total			3,622,209
Connecticut 1.5%
State of Connecticut
Unlimited General Obligation Bonds
Series 2024F
11/15/2026	5.000%	1,000,000	1,028,879
District of Columbia 0.9%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	600,000	604,404
Florida 5.7%
County of Broward Airport System(c)
Revenue Bonds
Series 2019G (AMBAC)
10/01/2027	5.000%	1,000,000	1,034,163
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2025	5.000%	850,000	854,062
Greater Orlando Aviation Authority(c)
Prerefunded 10/01/27 Revenue Bonds
Subordinated Series 2017A
10/01/2030	5.000%	1,000,000	1,039,477

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami-Dade County Housing Finance Authority
Revenue Bonds
St. Mary Towers Apartments
Series 2024 (FHA HUD) (Mandatory Put 10/01/26)
04/01/2041	3.400%	1,000,000	999,989
Total			3,927,691
Georgia 0.2%
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 03/12/27)
11/01/2053	3.375%	150,000	149,014
Illinois 2.7%
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2024
12/15/2027	4.000%	840,000	852,654
State of Illinois
Unlimited General Obligation Refunding Bonds
Series 2022B
03/01/2026	5.000%	1,000,000	1,012,856
Total			1,865,510
Iowa 3.0%
Iowa Finance Authority(c)
Revenue Bonds
Geno NW Iowa RNG, LLC Renewable Natural Gas Project
Series 2024 (Citibank NA) (Mandatory Put 04/01/26)
01/01/2042	3.875%	1,050,000	1,047,948
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	1,000,000	1,010,941
Total			2,058,889
Louisiana 3.6%
Louisiana Public Facilities Authority(c),(g)
Revenue Bonds
Elementus Minerals LLC Project
Series 2023 (Mandatory Put 11/01/25)
10/01/2043	5.000%	2,500,000	2,508,635
Michigan 2.2%
Wayne County Airport Authority(c),(g)
Refunding Revenue Bonds
Detroit Metro Wayne County Airport
Series 2017
12/01/2025	4.000%	1,500,000	1,505,143
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.5%
City of St. Louis Airport(c)
Refunding Revenue Bonds
Series 2017B (AGM)
07/01/2027	5.000%	1,005,000	1,035,903
Nebraska 1.4%
Central Plains Energy Project(b)
Refunding Revenue Bonds
Series 2019 (Mandatory Put 08/01/25)
12/01/2049	4.000%	1,000,000	1,000,266
New Hampshire 2.5%
New Hampshire Business Finance Authority(c),(f)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/25)
Muni Swap Index Yield + 0.375% 10/01/2033	4.500%	1,000,000	1,000,281
New Hampshire Health and Education Facilities Authority Act
Refunding Revenue Bonds
Series 2024B (Mandatory Put 08/03/27)
06/01/2040	3.300%	750,000	751,479
Total			1,751,760
New Jersey 3.6%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
03/01/2027	5.000%	975,000	986,620
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2023B
12/01/2025	5.000%	1,000,000	1,007,893
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 2023AA
06/15/2025	5.000%	500,000	500,236
Total			2,494,749
New York 7.0%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2024
11/01/2027	5.000%	750,000	787,896
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2026	5.000%	2,000,000	2,024,666
Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2024-246
09/01/2026	5.000%	2,000,000	2,038,821
Total			4,851,383
North Carolina 3.2%
North Carolina Housing Finance Agency(b)
Revenue Bonds
Home Ownership - 1998 Trust Agreement
Series 2024 (GNMA) (Mandatory Put 01/15/26)
07/01/2056	3.200%	1,000,000	999,330
North Carolina Medical Care Commission
Revenue Bonds
Friends Home, Inc.
Series 2020B2
09/01/2025	2.300%	1,250,000	1,242,458
Total			2,241,788
Ohio 1.2%
State of Ohio
Revenue Bonds
Series 2022-1
12/15/2025	5.000%	835,000	843,862
Pennsylvania 3.1%
Bethlehem Area School District Authority(f)
Refunding Revenue Bonds
Series 2021 (Mandatory Put 11/01/25)
0.7 x SOFR + 0.350% 01/01/2032	3.251%	1,780,000	1,773,063
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2022B
12/01/2025	5.000%	400,000	403,928
Total			2,176,991
Rhode Island 1.4%
Rhode Island Student Loan Authority(c)
Revenue Bonds
Series 2020A
12/01/2025	5.000%	1,000,000	1,007,893
South Carolina 2.9%
South Carolina Ports Authority(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	2,000,000	2,002,852
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 13.2%
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2028	5.000%	1,000,000	1,064,779
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Subordinated Series 2024A
11/15/2025	5.000%	500,000	504,579
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2027	5.000%	830,000	865,131
Dallas Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025B
02/15/2028	5.000%	415,000	438,940
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025A
08/15/2026	5.000%	525,000	537,723
Lower Colorado River Authority
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2025
05/15/2028	5.000%	1,000,000	1,055,087
Manor Housing Public Facility Corp.
Revenue Bonds
Tower Road Apartments
Series 2024 (FHA HUD) (Mandatory Put 05/01/28)
11/01/2042	3.400%	1,000,000	999,759
North Texas Tollway Authority
Refunding Revenue Bonds
First Tier
Series 2023A
01/01/2026	5.000%	1,000,000	1,011,882
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	750,000	755,394
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2019
10/15/2025	5.000%	1,905,000	1,919,309
Total			9,152,583

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 1.4%
City of Salt Lake City Airport(c)
Revenue Bonds
Series 2018A
07/01/2025	5.000%	1,000,000	1,001,006
Virginia 6.8%
Fairfax County Redevelopment & Housing Authority(b)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,000,000	2,063,865
Virginia Housing Development Authority
Revenue Bonds
Series 2024F (Mandatory Put 04/01/26)
07/01/2055	3.625%	440,000	439,910
Virginia Port Authority Commonwealth Port Fund(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2030	5.000%	1,210,000	1,211,685
Virginia Small Business Financing Authority(b),(c)
Revenue Notes
Pure Salmon Virginia LLC Project
Series 2024 (Mandatory Put 11/20/25)
11/01/2052	4.000%	1,000,000	1,000,231
Total			4,715,691
Washington 0.9%
King County School District No. 411 Issaquah
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2025	5.000%	600,000	605,898
Wisconsin 2.2%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2024-2
05/01/2027	5.000%	1,500,000	1,562,825
Total Municipal Bonds (Cost $56,996,803)			56,955,666

Municipal Short Term 15.9%
Issue Description	Yield	Principal Amount ($)	Value ($)
Colorado 2.9%
Colorado State Education Loan Program
Revenue Notes
Education Loan Program
TRAN Series 2025
06/30/2025	3.400%	2,000,000	2,002,545
Massachusetts 1.5%
Montachusett Regional Transit Authority
Revenue Notes
RAN Series 2024
07/25/2025	3.910%	1,000,000	1,000,677
Mississippi 1.4%
Mississippi Business Finance Corp.(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	4.210%	1,000,000	1,000,616
New Jersey 1.5%
City of Newark
Limited General Obligation Notes
BAN Series 2025
05/07/2026	3.470%	1,000,000	1,009,225
New York 5.3%
Board of Cooperative Educational Service
Revenue Notes
RAN Series 2024
06/20/2025	4.330%	1,500,000	1,500,389
06/30/2025	4.150%	1,200,000	1,200,191
Oneonta City School District
Unlimited General Obligation Notes
BAN Series 2024
06/27/2025	3.820%	1,000,000	1,000,397
Total			3,700,977
North Carolina 1.3%
Cumberland County Industrial Facilities & Pollution Control Financing Authority(c)
Revenue Bonds
Project Aero
Series 2024 (Mandatory Put 11/01/25)
12/01/2027	3.740%	900,000	900,291
Tennessee 1.3%
Tennessee Housing Development Agency
Revenue Bonds
Series 2024 (Mandatory Put 10/01/25)
01/01/2056	3.500%	910,000	910,071
Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2025 (Unaudited)
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Texas 0.7%
Mission Economic Development Corp.(b)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2019 (Mandatory Put 08/01/25)
01/01/2026	4.020%	500,000	500,239
Total Municipal Short Term (Cost $11,022,418)			11,024,641

Money Market Funds 0.7%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.017%(h)	455,199	455,245
Total Money Market Funds (Cost $455,199)		455,245
Total Investments in Securities (Cost $69,724,420)		69,685,552
Other Assets & Liabilities, Net		(247,285)
Net Assets		$69,438,267
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of May 31, 2025.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued basis.
(f)	Variable rate security. The interest rate shown was the current rate as of May 31, 2025.
(g)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2025, the total value of these securities amounted to $4,013,778, which represents 5.78% of total net assets.

(h)	The rate shown is the seven-day current annualized yield at May 31, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
TRAN	Tax and Revenue Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

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3QT320_08_R01_(07/25)